Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables.
Trade and other receivables

10Trade and other receivables

	At 31 December
	2022	2021
	USD	USD
Trade receivables	8,816,368	4,223,645
Customer wallet receivables	1,595,542	1,329,364
Accrued income	3,719,488	3,038,259
Less: provision for expected credit losses	(2,465,258)	(2,403,782)
	11,666,140	6,187,486
Other receivables	3,149,292	415,754
	14,815,432	6,603,240

Trade receivables are non-interest bearing and are generally on up to 60 days terms. It is not the practice of the Group to obtain collateral over trade receivables and are therefore, unsecured.

The movement in provision for expected credit losses are as follows:

	2022	2021
	USD	USD
At 1 January	2,403,782	1,076,678
Charge to the profit and loss statement	1,184,542	1,101,614
Assets classified as held for sale	(1,123,066)	225,490
At 31 December	2,465,258	2,403,782